Eventide Multi-Asset Income Fund

a series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Eventide Multi-Asset Income Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on July 20, 2015 (SEC Accession No. 0001580642-15-003061).